Operating Lease (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Lease
Operating lease payments, monthly	$ 4,000		$ 4,000
Lease expenses	$ 14,000	$ 14,000	$ 56,000	$ 56,000
Operating lease description	payments increasing 3% each year, and ending on January 31, 2024		payments increasing 3% each year, and ending on January 31, 2024